Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment
Schedule of changes in the balances of property, plant and equipment

The rollforward of property and equipment balances is as follows:

Cost	Weighted average rate (p.a.)	December 31, 2024	Additions	Disposals	Transfers	Translation to presentation currency	December 31, 2025
IT equipment		14,131	3,626	(708)	-	1,831	18,880
Leasehold improvements		3,613	74	(6)	117	380	4,178
Furniture and fixtures		1,188	113	(48)	8	131	1,392
In progress		35	89	-	(125)	1	-
		18,967	3,902	(762)	-	2,343	24,450
Depreciation
IT equipment	21.02%	(9,810)	(2,312)	655	-	(1,313)	(12,787)
Leasehold Improvements	15.16%	(2,518)	(532)	1	-	(291)	(3,340)
Furniture and fixtures	12.00%	(743)	(180)	43	-	(96)	(969)
		(13,071)	(3,024)	699	-	(1,700)	(17,096)
Total		5,896	878	(63)	-	643	7,354

Cost	Weighted average rate (p.a.)	December 31, 2023	Additions	Disposals	Transfers	Translation to presentation currency	December 31, 2024
IT equipment		15,773	2,556	(749)	(5)	(3,444)	14,131
Leasehold improvements		4,347	3	(3)	84	(818)	3,613
Furniture and fixtures		1,493	18	(60)	8	(271)	1,188
In progress		2	123	-	(87)	(3)	35
		21,615	2,700	(812)	-	(4,536)	18,967
Depreciation
IT equipment	20.90%	(10,343)	(2,620)	684	-	2,469	(9,810)
Leasehold Improvements	16.10%	(2,453)	(666)	-	-	601	(2,518)
Furniture and fixtures	10.90%	(849)	(152)	58	-	200	(743)
		(13,645)	(3,438)	742	-	3,270	(13,071)
Total		7,970	(738)	(70)	-	(1,266)	5,896